ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

July 1, 2025	James M. Forbes T +1 617 235 4765 james.forbes@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-1090

Re:	Putnam ETF Trust (the “Trust”) (Registration Nos. 333-253222 and 811-23643)

Ladies and Gentlemen:

We are filing today via EDGAR Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”) and Amendment No. 25 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”), for review and comment by the staff of the Securities and Exchange Commission.

The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act for the purpose of making changes to the principal risks and other related disclosure in the prospectus and statement of additional information of one of the Trust’s series, Putnam Focused Large Cap Growth ETF (the “Fund”), in connection with the Fund’s conversion from operating as a “semi-transparent” ETF to a “fully-transparent” ETF. The Amendment also includes routine changes that would not by themselves have required a filing pursuant to Rule 485(a) under the Securities Act. The other series of the Trust are offered through separate prospectuses and statements of additional information, and no information contained in this Amendment is intended to amend or supersede any prior filing relating to any other series of the Trust.

Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment become effective sixty days after filing.

Please direct any questions regarding and/or comments on this filing to me at (617) 235-4765 or james.forbes@ropesgray.com. Thank you for your attention to this matter.

Very truly yours,

/s/ James M. Forbes
James M. Forbes

cc:	James E. Thomas

Venice Monagan